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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                   	     Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Bond Fund
            Schedule of Investments  9/30/08 (unaudited)

Shares                                                            Value

            Preferred Stock - 0.2 %
            Insurance - 0.2 %
            Life & Health Insurance - 0.2 %
153,800     Delphi Financial Group, 7.376%, 5/15/37            $2,172,425
            Total Preferred Stock
Principal   (Cost  $3,845,000)                                 $2,172,425
Amount ($)
            Asset Backed Securities - 4.7 %
            Consumer Services - 0.4 %
            Restaurants - 0.4 %
4,535,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 ($3,397,305
            Total Consumer Services                            $3,397,305
            Food & Drug Retailing - 0.4 %
            Food Retail - 0.4 %
5,325,000   Dominos Pizza Master Issuer LL, 7.629%, 4/25/37    $3,567,750
            Total Food & Drug Retailing                        $3,567,750
            Banks - 2.6 %
            Mortgage Finance - 2.6 %
420,000     Asset Backed Securities Corp., Floating Rate Note, $ 343,957
2,150,000   Carrington Mortgage, Floating Rate Note, 10/25/36   1,964,634
1,831,155   CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36    1,591,729
1,875,000   Countrywide Asset Backed Certificates, Floating Rat 1,722,892
3,395,000   Countrywide Asset-Back Certificates, Floating Rate  3,124,759
4,033,290   Countrywide Alternative Loan Trust, 6.0%, 6/25/35   3,072,863
2,505,599   FBR Securitization T, 2.76188%, 9/25/35             2,318,899
228,321     First Franklin Mortgage Loan Asset Backed Certifica
                 Floating Rate Note, 9/24/34                     193,567
1,192,637   GSAMP Trust, Floating Rate Note, 11/25/35           1,132,275
1,365,631   GSAMP Trust, Floating Rate Note, 3/25/35            1,243,681
5,216,706   Local Insight Media Finance Ll, 5.88%, 10/23/37     4,016,864
1,725,000   MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37      1,350,520
1,500,000   RASC 2005-KS7 M1, Floating Rate Note, 8/25/35       1,115,806
            Total Banks                                        $23,192,446
            Diversified Financials - 0.8 %
            Consumer Finance - 0.3 %
1,200,000   Nomura Home Equity Trust, Floating Rate Note, 3/25/$1,176,038
            Specialized Finance - 0.1 %
900,000     SLMA 2004-10 A6B, Floating Rate Note, 4/27/26      $ 869,625
            Total Diversified Financials                       $2,045,663

            Materials - 0.5 %
            Forestry Products - 0.5 %
4,470,000   TSTAR 2006-1A A, 5.668%, 10/15/36                  $4,134,575
            Total Materials                                    $4,134,575

            Total Asset Backed Securities
            (Cost  $33,203,547)                                $36,337,739

            Collateralized Mortgage Obligations - 11.7 %
            Materials - 0.2 %
            Steel - 0.1 %
120,154,349 MSDWC 2000-1345 X, 0.7259%, 9/3/15                 $1,353,046
            Total Materials                                    $1,353,046
            Banks - 9.3 %
            Diversified Banks - 0.2 %
1,910,356   RALI 2005-QA10 A41, 5.7412%, 9/25/35               $1,484,070
            Mortgage Finance - 9.1 %
1,440,000   Bank of America Commercial Mortgage Inc., 4.877%, 7$1,312,551
4,536,572   Chase Mortgage Finance Corp., 5.5%, 5/25/37         4,493,412
4,318,834   CS First Boston Mortgage Security, 3.5%, 7/25/18    3,943,639
746,256     CS First Boston Mortgage Security, 7.0%, 5/25/32     526,728
3,375,000   GMAC Commercial Mortgage Securities Inc., 4.864%, 1 3,063,050
2,900,000   GS Mortgage Securities Corp. II, 7.12%, 11/18/29    2,945,902
962,373     Harborview Mortgage Loan Trust, Floating Rate Note,  576,314
1,303,118   IMPAC CMB TRUST, Floating Rate Note, 11/25/35        905,933
352,226     Impac Securities Assets Corp., Floating Rate Note,   276,464
1,725,995   Impac Securities Assets Corp., Floating Rate Note,  1,488,373
2,884,161   J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36   2,613,554
10,135,000  JP Morgan Chase Commercial Mortgage Security Corp., 9,164,468
2,600,000   JP Morgan Mortgage Trust, 4.5%, 8/25/19             2,269,421
4,139,658   JP Morgan Mortgage Trust, 6.0%, 8/25/34             3,567,868
1,750,000   JPMCC 2002-C3 B, 5.146%, 7/12/35                    1,652,958
1,750,000   JPMCC 2004-PNC1 A3, 5.299%, 6/12/41                 1,678,240
10,000,000  LB-UBS Commercial Mortgage, 5.372%, 9/15/39         8,753,196
4,944,900   Master Alternative Loans Trust, 6.0%, 7/25/34       3,767,396
2,533,382   Residential Funding Mortgage Security I, 5.5%, 11/2 2,352,966
8,510,000   SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49     5,906,876
2,890,000   SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49     1,729,434
2,010,000   SBA CMBS Trust, 6.709%, 11/15/36                    1,858,466
3,787,250   Wachovia Bank Commercial Mortgage Trust, 4.803%, 10 3,392,089
1,977,233   WAMU Mortgage Pass-Through Certificates, 4.5%, 8/25 1,848,590
2,978,533   WAMU Mortgage Pass-Through Certificates, Floating R 1,947,560
1,450,000   WBCMT 2003-C9 B, 5.109%, 12/15/35                   1,345,439
3,485,567   Wells Fargo Mortgage Backed Securities, 5.0%, 11/25 3,181,671
2,939,003   Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/ 2,712,150
727,611     Wells Fargo Mortgage Backed Securities, 5.25, 12/25  687,410
                                                               $79,962,118
            Total Banks                                        $81,446,188
            Diversified Financials - 0.8 %
            Diversified Financial Services - 0.8 %
2,170,298   CMSI 2006-1 3A1, 5.0%, 2/25/36                     $1,862,489
723,422     First Horizon Mortgage Pass-Through Trust, 5.0%, 3/  682,051
1,484,353   Morgan Stanley Capital I, 5.25%, 12/25/17           1,442,912
428,882     Morgan Stanley Capital I, 7.0%, 7/25/33              405,695
988,344     Residential Accredit Loans, Inc., Floating Rate Not  863,319
209,696     Salomon Brothers Mortgage Securities CMO, 8.0%, 9/2  211,387
1,435,000   T SRA R 2006-1 B, 5.7467%, 10/15/36                 1,243,293
                                                               $6,711,146
            Total Diversified Financials                       $6,711,146

            Telecommunication Services - 0.5 %
            Integrated Telecommunication Services - 0.5 %
1,270,000   Global Signal, 7.036%, 2/15/36 (144A)              $1,160,450
575,000     Tower 2004-2A F, 6.376%, 12/15/14                    484,955
            Total Telecommunication Services                   $1,645,405

            Government - 0.5 %
719,906     Federal Home Loan Bank, 6.0%, 4/15/32              $ 735,112
5,947       Federal National Mortgage Association, 10.3%, 4/25/   6,225
7,751       Federal National Mortgage Association, 10.3%, 4/25/   8,894
3,895,716   Freddie Mac, 6.1%, 9/15/18                          4,004,789
                                                               $4,755,020
            Total Government                                   $4,755,020
            Total Collateralized Mortgage Obligations
            (Cost  $114,439,751)                               $95,910,805

            Corporate Bonds - 31.7 %
            Energy - 2. %
            Integrated Oil & Gas - 0.1 %
990,000     Marathon Oil Corp., 5.9%, 3/15/18                  $ 879,159
45,000      Petro-Canada, 4.0%, 7/15/13                           40,134
                                                               $ 919,293
            Oil & Gas Equipment & Services - 0.0 %
1,000,000   Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A$ 850,000
            Oil & Gas Exploration & Production - 1.0%
2,180,000   Canadian National Resources, 5.9%, 2/1/18          $1,918,675
2,181,573   Gazprom Intl SA, 7.201%, 2/01/20                    1,974,324
1,605,000   Ras Laffan LNG 3, 5.832%, 9/30/16 (144A)            1,553,255
200,000     TNK-BP Finance SA, 6.625%, 3/20/17                   130,000
1,000,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            650,000
2,080,000   TNK-BP Finance SA, 7.5%, 7/18/16 (144A)             1,456,000
1,000,000   TNK-BP Finance SA, 7.875%, 3/13/18 (144A)            700,000
                                                               $8,382,254
            Oil & Gas Storage & Transporation - 1.5 %
435,000     Boardwalk Pipelines LLC, 5.5%, 2/1/17              $ 396,090
1,535,000   Buckeye Partners LP, 6.05%, 1/15/18                 1,463,610
1,150,000   Holly Energy Partners LP, 6.25%, 3/1/15              920,000
3,250,000   Kinder Morgan Energy, 5.95%, 2/15/18                2,894,908
2,915,000   NGPL Pipeco Llc, 6.514%, 12/15/12 (144A)            2,919,722
3,885,000   Questar Pipeline Co 5.83%, 2/1/18                   3,568,955
1,895,000   Southern Union Co., 7.2%, 11/1/66                   1,391,703
                                                               $13,554,988
            Total Energy                                       $23,706,535
            Materials - 1.8 %
            Aluminum - 0.2 %
2,290,000   Novelis, Inc., 7.25%, 2/15/15                      $1,992,300
            Construction Materials - 0.2 %
2,225,000   C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49$2,059,193
            Commodity Chemicals - 0.2 %
2,000,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                $1,780,000
            Construction Materials - 0.2 %
2,260,000   C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $2,111,947
            Fertilizers & Agricultural Chemicals - 0.5 %
4,510,000   Agrium, Inc., 6.75%, 1/15/19                       $4,419,606
45,000      Potash Corp. Saskatchewan, 4.875%, 3/1/13             42,271
                                                               $4,461,877
            Steel - 0.5 %
3,900,000   Arcelormittal, 6.125%, 6/1/18 (144A)               $3,455,833
1,230,000   Commercial Metals Co., 7.35%, 8/15/18               1,161,522
                                                               $4,617,355
            Total Materials                                    $17,022,672
            Capital Goods - 0.2 %
            Aerospace & Defense - 0.0 %
40,000      Boeing Co., 5.125%, 2/15/13                        $  39,943
            Electrical Component & Equipment - 0.2 %
1,750,000   Anixter International Corp., 5.95%, 3/1/15         $1,545,950
            Total Capital Goods                                $1,585,893
            Commercial Services & Supplies - 0.3 %
            Office Services & Supplies - 0.3 %
3,110,000   Pitney Bowes, Inc., 5.6%, 3/15/18                  $3,014,610
            Total Commercial Services & Supplies               $3,014,610
            Transportation - 1.3 %
            Airlines - 0.1 %
1,158,244   Southwest Airlines Co., 7.67%, 1/2/14              $1,160,908
            Railroads - 1.2 %
2,140,000   Burlington Sante Fe Corp. 5.75%, 3/15/08           $2,052,643
3,400,000   Kansas City Southern Mexico, 7.625%, 12/1/13        3,247,000
5,125,000   Union Pacific Corp., 5.7%, 8/15/18                  4,772,836
                                                               $10,072,479
            Total Transportation                               $11,233,387
            Automobiles & Components - 0.2 %
            Auto Parts & Equipment - 0.2 %
2,185,000   Lear Corp., 8.75%, 12/1/16                         $1,518,575
            Total Automobiles & Components                     $1,518,575
            Consumer Durables & Apparel - 0.5 %
            Household Appliances - 0.5 %
4,235,000   Whirlpool Corp., 5.5%, 3/1/13                      $4,140,945
            Total Consumer Durables & Apparel                  $4,140,945
            Consumer Services - 0.7 %
            Casinos & Gaming - 0.1 %
1,780,000   Station Casinos, Inc., 6.625%, 3/15/18 (b)         $ 471,700
            Education Services - 0.6 %
2,470,000   President & Fellows of Harvard, 3.7%, 4/1/13       $2,397,234
3,095,000   President & Fellows of Harvard, 6.3%, 10/1/37       3,270,394
                                                               $5,667,628
            Total Consumer Services                            $6,139,328
            Media - 0.5 %
            Broadcasting - 0.5 %
1,600,000   British Sky Broadcasting, 6.1%, 2/15/18 (144A)     $1,533,312
135,000     Comcast Corp., 5.3%, 1/15/14                         123,737
720,000     Southern Star Co., 6.75%, 3/1/16                     660,600
2,620,000   Grupo Telivisa SA, 6.0%, 5/15/18 (144A)             2,472,680
                                                               $4,790,329
            Total Media                                        $4,790,329
            Retailing - 0.4 %
            Department Stores - 0.0 %
25,000      Nordstrom, Inc., 5.625%, 1/15/09                   $  25,039
            Specialty Stores - 0.4 %
3,545,000   Sally Holdings, 9.25%, 11/15/14 (144A) (b)         $3,341,163
            Total Retailing                                    $3,366,202

            Food, Beverage & Tobacco - 0.9 %
            Agricultural Products - 0.4 %
3,500,000   Cargill, Inc., 5.2%, 1/22/13 (144A)                $3,384,591
            Brewers - 0.0 %
55,000      Miller Brewing Co., 5.5%, 8/15/13 (144A)           $  54,259
            Distillers & Vintners - 0.3 %
2,765,000   Constellation Brands, Inc., 8.375%, 12/15/14       $2,737,350
            Soft Drinks - 0.0 %
55,000      Bottling Group LLC, 5.0%, 11/15/13                 $  54,954
            Tobacco - 0.2 %
1,535,000   UST, Inc., 5.75%, 3/1/18                           $1,477,748
            Total Food, Beverage & Tobacco                     $7,708,902
            Health Care Equipment & Services - 0.5 %
            Health Care Facilities - 0.1 %
1,040,000   HCA, Inc., 9.625%, 11/15/16                        $ 988,000
            Managed Health Care - 0.3 %
3,275,000   United Health Group, 4.875%, 2/15/13               $3,130,222
            Total Health Care Equipment & Services             $4,118,222
            Pharmaceuticals & Biotechnology - 0.6 %
            Biotechnology - 0.6 %
5,570,000   Biogen IDEC, 6.0%, 3/1/13                          $5,499,829
            Total Pharmaceuticals & Biotechnology              $5,499,829
            Banks - 2.7 %
            Diversified Banks - 0.9 %
3,515,000   Barclays Plc, 6.05%, 12/4/17                       $3,269,186
3,520,000   Wachovia Corp., 5.75%, 6/15/17                      2,641,647
2,235,000   Wells Fargo Co., 4.375%, 1/31/13                    2,054,461
                                                               $7,965,294
            Regional Banks - 1.8 %
1,870,000   American Express Bank FSB, 5.5%, 4/16/13           $1,711,473
4,500,000   Branch Banking & Trust Co., 4.875%, 1/15/13         4,036,145
1,190,000   Cobank, ACB, 7.875%, 4/16/18 (144A)                 1,146,000
930,000     Keycorp, 6.5%, 5/14/13                               669,474
2,505,000   Mellon Funding Corp. 5.5%, 11/15/18                 1,935,937
1,435,000   PNC Bank NA, 6.0%, 12/7/17                          1,300,747
2,755,000   Sovereign Bancorp, 8.75%, 5/30/18                   1,883,175
3,520,000   Wachovia Bank NA, 6.0%, 11/15/17                    2,087,254
1,275,000   Wells Fargo Capital, 9.75%, 12/29/49 (b)            1,236,750
                                                               $16,006,955
            Total Banks                                        $23,972,249
            Diversified Financials - 6.1 %
            Asset Management & Custody Banks - 1.1 %
2,000,000   Bank of New York, 4.95%, 3/15/15                   $1,819,174
3,945,000   Eaton Vance Corp., 6.5%, 10/2/17                    3,866,207
4,000,000   State Street Corp., 7.65%, 6/15/10                  4,139,208
                                                               $9,824,589
            Consumer Finance - 1.4 %
4,435,000   American General Finance, 6.9%, 12/15/17           $2,056,474
3,875,000   American Honda Finance 6.7%, 10/1/13 (144A)         3,852,293
2,575,000   Caterpillar Financial, 7.05%, 10/1/18               2,571,225
2,630,000   Ford Motor Credit Co., 5.7%, 1/15/10                2,014,149
3,155,000   SLM Corp., Floating Rate Note, 7/25/14              1,582,800
                                                               $12,076,941
            Investment Banking & Brokerage - 1.0 %
5,590,000   Goldman Sachs Capital, Floating Rate Note, 12/29/49$2,455,743
3,325,000   Merrill Lynch & Co., 5.45%, 2/5/13                  2,995,230
4,765,000   Morgan Stanley Dean Witter, Floating Rate Note, 4/1 3,153,434
                                                               $8,604,407
            Diversified Financial Services - 0.9 %
1,450,000   C VAR, Floating Rate Note, Perpetual               $ 986,957
2,575,000   JP Morgan Chase & Co., 6.0%, 1/15/18                2,348,070
1,100,000   Nationsbank Corp., 7.75%, 8/15/15                   1,077,788
1,198,300   PF Export Receivable Master Trust, 6.436%, 6/1/15 ( 1,210,283
1,990,200   Power Receivables Finance, 6.29%, 1/1/12 (144A)     2,059,300
                                                               $7,682,398
            Specialized Finance - 1.7 %
5,280,000   CIT Group Inc., 7.625%, 11/30/12                   $3,349,452
5,660,000   GATX Financial Corp., 6.0%, 2/15/18                 5,500,858
3,100,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)          2,926,124
2,500,000   International Lease Finance, 6.375%, 3/25/13        1,578,778
2,000,000   National Rural Utilities Corp., 5.45%, 2/1/18 (b)   1,855,288
                                                               $15,210,500
            Total Diversified Financials                       $53,398,835
            Insurance - 3.2 %
            Life & Health Insurance - 0.3 %
2,800,000   Prudential Financial, 5.15%, 1/15/13               $2,648,086
            Multi-Line Insurance - 0.7 %
4,620,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $3,257,068
650,000     Liberty Mutual Group, Floating Rate Note, 6/15/58 (  468,000
2,650,000   Loew Corp., 5.25%, 3/15/16                          2,550,869
                                                               $6,275,937
            Property & Casualty Insurance - 1.6 %
3,742,000   Ambac Financial Group, Inc., Floating Rate Note, 2/$ 821,492
2,150,000   Berkshire Hathway, Inc., 5.0%, 8/15/13 (144A)       2,146,775
5,000,000   Hanover Insurance Group, 7.625%, 10/15/25           4,291,395
4,135,000   Kingsway America, Inc., 7.5%, 2/1/14                3,111,588
2,270,000   MBIA, Inc., Floating Rate Note, 1/15/33 (144A) (b)  1,316,600
3,035,000   Ohio Casualty Corp., 7.3%, 6/15/14                  3,099,211
                                                               $14,787,061
            Reinsurance - 0.5 %
4,720,000   Platinum Underwriters HD, 7.5%, 6/1/17             $4,480,861
            Total Insurance                                    $28,191,945
            Real Estate - 2.2 %
            Diversified Real Estate Activities - 1.1 %
8,180,000   Forest City Enterprises, 7.625%, 6/1/15            $6,544,000
4,125,000   WEA Finance LLC, 7.125%, 4/15/18                    3,708,392
                                                               $10,252,392
            Retail Real Estate Investment Trust - 0.4 %
3,470,000   Trustreet Properties, Inc., 7.5%, 4/1/15           $3,477,898
            Specialized Real Estate Investment Trust - 0.7 %
4,125,000   Health Care REIT, Inc., 6.2%, 6/1/16               $3,628,202
860,000     Health Care, Inc., 6.0%, 11/15/13                    786,641
935,000     Health Care, Inc., 8.0%, 9/12/12                     932,563
565,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)   560,763
                                                               $5,908,169
            Total Real Estate                                  $19,638,459
            Software & Services - 0.5 %
            Data Processing & Outsourced Services - 0.5 %
5,520,000   First Data Corp., 9.875%, 9/24/15 (144A)           $4,333,200
            Total Software & Services                          $4,333,200
            Technology Hardware & Equipment - 0.7 %
            Electronic Equipment & Instruments - 0.5 %
5,070,000   Agilent Technologies, Inc., 6.5%, 11/1/17          $4,621,898
            Electronic Manufacturing Services - 0.2 %
2,170,000   Flextronics Intl, Ltd., 6.5%, 5/15/13              $1,925,875
            Total Technology Hardware & Equipment              $6,547,773
            Semiconductors - 0.3 %
            Semiconductor Equipment - 0.3 %
3,140,000   Klac Instruments Corp., 6.9%, 5/1/18               $2,919,572
            Total Semiconductors                               $2,919,572
            Telecommunication Services - 0.6 %
            Integrated Telecommunication Services - 0.6 %
1,990,000   Embarq Corp., 7.082%, 6/1/16                       $1,612,776
4,250,000   Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)         3,931,250
                                                               $5,544,026
            Total Telecommunication Services                   $5,544,026
            Utilities - 4.1 %
            Electric Utilities - 2.6 %
980,000     Commonwealth Edison, 6.15%, 9/15/17                $ 926,796
856,473     Crocket Cogeneration, 5.869%, 3/30/25 (144A)         791,326
2,270,000   Entergy Gulf States, 5.7%, 6/1/15                   2,154,700
1,714,104   FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A) 1,648,899
647,850     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)      659,187
1,925,000   Israel Electric Corp., 7.25%, 1/15/19 (144A)        1,928,147
910,000     Neveda Power Co., 6.5%, 8/1/18                       857,929
5,055,000   NY State Gas and Electric, 6.15%, 12/15/17 (144A)   4,807,507
1,329,191   Orcal Geothermal, 6.21%, 12/30/20 (144A)            1,380,272
2,690,000   Public Service of New Mexico, 7.95%, 5/15/18        2,539,118
2,500,000   TXU Energy Co., 10.25%, 11/1/15                     2,256,250
3,550,000   West Penn Power Co., 5.95%, 12/15/17                3,294,144
                                                               $23,244,275
            Gas Utilities - 0.2 %
2,450,000   Nakilat, Inc., 6.267%, 12/31/33 (144A)             $2,158,132
            Independent Power Producer & Energy Traders - 1.7 %
5,904,965   Coso Geothermal Power, 7.0%, 7/15/26 (144A)        $5,550,667
2,675,000   Intergen NV, 9.0%, 6/30/17                          2,675,000
2,105,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)    1,928,096
2,610,000   Panoche Energy Center, 6.885%, 7/31/29 (144A)       2,580,895
2,776,490   Tenaska Alabama, 7.0%, 6/30/21 (144A)               2,527,961
                                                               $15,262,619
            Multi-Utilities - 0.1 %
1,365,000   NSG Holdings LLC, 7.75%, 12/15/25 (144A)           $1,296,750
            Total Utilities                                    $41,961,776
            Total Corporate Bonds
            (Cost  $317,411,170)                               $280,353,264

            U.S. Government And Agency Obligations - 43.7 %
            Banks - 0.2 %
            Diversified Banks - 0.1 %
1,460,000   Korea Development Bank, 5.3%, 1/17/13 (b)          $1,450,168
            Total Banks                                        $1,450,168
            Government - 43.5 %
140,000     Fannie Mae, 5.24%, 8/7/18                          $ 141,306
65,000      Federal Home Loan Bank, 3.875%, 6/14/13               64,284
4,183,194   Federal Home Loan Mortgage Corp., 4.5%, 10/1/20     4,090,303
8,278,126   Federal Home Loan Mortgage Corp., 4.5%, 10/1/35     7,845,487
326,714     Federal Home Loan Mortgage Corp., 4.5%, 11/1/18      321,501
4,802,484   Federal Home Loan Mortgage Corp., 4.5%, 11/1/20     4,695,841
699,162     Federal Home Loan Mortgage Corp., 4.5%, 11/1/35      662,482
2,515,152   Federal Home Loan Mortgage Corp., 4.5%, 3/1/20      2,459,301
379,767     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20       371,334
2,257,202   Federal Home Loan Mortgage Corp., 4.5%, 5/1/20      2,207,079
3,430,844   Federal Home Loan Mortgage Corp., 4.5%, 8/1/20      3,365,381
4,963,941   Federal Home Loan Mortgage Corp., 4.5%, 9/1/35      4,703,522
163,710     Federal Home Loan Mortgage Corp., 4.5%, 9/1/35       155,122
5,913,554   Federal Home Loan Mortgage Corp., 5.0%, 10/1/20     5,885,725
172,543     Federal Home Loan Mortgage Corp., 5.0%, 11/1/34      168,452
733,207     Federal Home Loan Mortgage Corp., 5.0%, 12/1/21      728,152
3,021,406   Federal Home Loan Mortgage Corp., 5.0%, 6/1/35      2,947,874
1,191,131   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34     1,187,239
365,845     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34      364,649
747,783     Federal Home Loan Mortgage Corp., 5.5%, 11/1/35      744,872
1,280,600   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18     1,303,152
3,458,474   Federal Home Loan Mortgage Corp., 5.5%, 8/1/35      3,445,013
2,282,245   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33      2,276,929
37,397      Federal Home Loan Mortgage Corp., 6.0% 3/1/33         38,033
202,560     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       206,003
204,557     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       208,034
542,570     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       550,944
283,507     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33      288,326
1,174,036   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33     1,193,992
211,025     Federal Home Loan Mortgage Corp., 6.0%, 12/1/33      215,217
204,590     Federal Home Loan Mortgage Corp., 6.0%, 12/1/33      208,067
80,991      Federal Home Loan Mortgage Corp., 6.0%, 2/1/33        82,419
598,229     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33       609,145
456,736     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       464,785
1,319,464   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33      1,342,717
119,756     Federal Home Loan Mortgage Corp., 6.0%, 4/1/33       121,791
765,466     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35       775,966
277,984     Federal Home Loan Mortgage Corp., 6.0%, 5/1/17       283,122
3,146,851   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34      3,195,425
498,229     Federal Home Loan Mortgage Corp., 6.0%, 5/1/34       505,919
193,311     Federal Home Loan Mortgage Corp., 6.0%, 5/1/34       196,295
2,331,587   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35      2,363,569
1,142,293   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35      1,157,961
1,777,774   Federal Home Loan Mortgage Corp., 6.0%, 7/1/34      1,805,215
1,234,289   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34      1,253,341
1,014,085   Federal Home Loan Mortgage Corp., 6.0%, 9/1/33      1,031,323
43,272      Federal Home Loan Mortgage Corp., 6.5%,  1/1/29       44,825
376,459     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33      389,553
228,317     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33      236,604
57,661      Federal Home Loan Mortgage Corp., 6.5%, 11/1/33       59,531
386,773     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33      400,695
481,777     Federal Home Loan Mortgage Corp., 6.5%, 3/1/13       497,777
3,264       Federal Home Loan Mortgage Corp., 6.5%, 3/1/31        3,376
84,180      Federal Home Loan Mortgage Corp., 6.5%, 7/1/32        86,990
14,334      Federal Home Loan Mortgage Corp., 7.0%, 11/1/30       15,084
9,644       Federal Home Loan Mortgage Corp., 7.0%, 12/1/30       10,149
6,703       Federal Home Loan Mortgage Corp., 8.0%, 8/1/31        6,933
2,063       Federal Home Loan Mortgage Corp., 8.048%, 10/1/33     2,105
2,201,286   Federal National Mortgage Association, 4.0%, 3/1/36 2,038,883
307,888     Federal National Mortgage Association, 4.0%, 7/1/18  298,838
2,051,650   Federal National Mortgage Association, 4.0%, 8/1/18 1,991,345
3,176,580   Federal National Mortgage Association, 4.5%, 10/1/3 3,009,509
2,688,167   Federal National Mortgage Association, 4.5%, 10/1/3 2,546,783
4,578,582   Federal National Mortgage Association, 4.5%, 11/1/2 4,482,634
502,788     Federal National Mortgage Association, 4.5%, 3/1/37  509,813
5,847,719   Federal National Mortgage Association, 4.5%, 4/1/19 5,743,449
5,298,689   Federal National Mortgage Association, 4.5%, 4/1/22 5,162,813
534,319     Federal National Mortgage Association, 4.5%, 6/1/37  541,785
159,856     Federal National Mortgage Association, 4.79%, 12/1/  157,978
2,324,579   Federal National Mortgage Association, 5.0%, 10/1/2 2,317,699
167,889     Federal National Mortgage Association, 5.0%, 12/1/1  168,652
1,704,405   Federal National Mortgage Association, 5.0%, 12/1/2 1,695,632
336,380     Federal National Mortgage Association, 5.0%, 12/1/2  334,061
410,397     Federal National Mortgage Association, 5.0%, 2/1/20  409,182
351,030     Federal National Mortgage Association, 5.0%, 2/1/22  348,929
7,656,811   Federal National Mortgage Association, 5.0%, 2/1/22 7,610,989
1,611,433   Federal National Mortgage Association, 5.0%, 2/1/36 1,572,719
142,984     Federal National Mortgage Association, 5.0%, 3/1/33  139,772
4,722,659   Federal National Mortgage Association, 5.0%, 5/1/23 4,693,924
95,586      Federal National Mortgage Association, 5.0%, 5/1/34   93,349
8,415,123   Federal National Mortgage Association, 5.0%, 6/1/36 8,207,693
832,048     Federal National Mortgage Association, 5.5% , 3/1/3  830,499
7,869,347   Federal National Mortgage Association, 5.5%, 11/1/3 7,833,801
2,180,779   Federal National Mortgage Association, 5.5%, 12/1/1 2,219,985
716,207     Federal National Mortgage Association, 5.5%, 12/1/1  727,741
131,842     Federal National Mortgage Association, 5.5%, 2/1/18  134,414
1,470,843   Federal National Mortgage Association, 5.5%, 3/1/25 1,475,010
4,079,309   Federal National Mortgage Association, 5.5%, 3/1/36 4,071,718
714,029     Federal National Mortgage Association, 5.5%, 4/1/19  726,866
20,728,210  Federal National Mortgage Association, 5.5%, 4/1/36 20,699,355
6,134,876   Federal National Mortgage Association, 5.5%, 4/1/36 6,123,460
6,794,177   Federal National Mortgage Association, 5.5%, 5/1/36 6,781,534
3,245,197   Federal National Mortgage Association, 5.5%, 5/1/36 3,239,158
3,322,231   Federal National Mortgage Association, 5.5%, 5/1/36 3,316,049
347,688     Federal National Mortgage Association, 5.5%, 6/1/33  347,747
4,789,695   Federal National Mortgage Association, 5.5%, 6/1/36 4,780,782
4,057,855   Federal National Mortgage Association, 5.5%, 6/1/36 4,050,304
1,644,556   Federal National Mortgage Association, 5.5%, 7/1/22 1,656,813
59,878      Federal National Mortgage Association, 5.5%, 7/1/23   60,141
1,657,000   Federal National Mortgage Association, 5.5%, 7/1/33 1,657,283
3,796,974   Federal National Mortgage Association, 5.5%, 8/1/22 3,825,272
124,116     Federal National Mortgage Association, 5.5%, 9/1/17  126,348
2,728,828   Federal National Mortgage Association, 5.5%, 9/1/19 2,765,948
7,836,840   Federal National Mortgage Association, 5.5%, 9/1/37 7,801,441
93,115      Federal National Mortgage Association, 6.0% 11/1/32   94,814
5,273       Federal National Mortgage Association, 6.0%, 1/1/29   5,386
4,226       Federal National Mortgage Association, 6.0%, 1/1/29   4,390
19,677      Federal National Mortgage Association, 6.0%, 1/1/32   20,060
551,405     Federal National Mortgage Association, 6.0%, 10/1/3  561,467
167,584     Federal National Mortgage Association, 6.0%, 10/1/3  170,276
3,445,164   Federal National Mortgage Association, 6.0%, 10/1/3 3,494,574
187,272     Federal National Mortgage Association, 6.0%, 11/1/3  190,690
191,047     Federal National Mortgage Association, 6.0%, 11/1/3  194,414
108,271     Federal National Mortgage Association, 6.0%, 11/1/3  110,010
58,326      Federal National Mortgage Association, 6.0%, 2/1/32   59,417
223,136     Federal National Mortgage Association, 6.0%, 2/1/32  227,347
333,755     Federal National Mortgage Association, 6.0%, 2/1/33  339,845
29,787      Federal National Mortgage Association, 6.0%, 2/1/35   30,266
79,826      Federal National Mortgage Association, 6.0%, 2/1/35   81,108
698,825     Federal National Mortgage Association, 6.0%, 3/1/33  711,577
50,000      Federal National Mortgage Association, 6.0%, 3/1/33   50,881
1,680,377   Federal National Mortgage Association, 6.0%, 4/1/33 1,709,990
1,867,021   Federal National Mortgage Association, 6.0%, 4/1/35 1,899,923
114,782     Federal National Mortgage Association, 6.0%, 5/1/33  116,805
798,724     Federal National Mortgage Association, 6.0%, 5/1/35  810,179
236,063     Federal National Mortgage Association, 6.0%, 6/1/16  241,635
787,721     Federal National Mortgage Association, 6.0%, 7/1/33  801,603
39,641      Federal National Mortgage Association, 6.0%, 8/1/32   40,364
1,323,230   Federal National Mortgage Association, 6.0%, 8/1/34 1,346,549
9,825       Federal National Mortgage Association, 6.0%, 9/1/29   10,022
6,065       Federal National Mortgage Association, 6.0%, 9/1/32   6,176
139,876     Federal National Mortgage Association, 6.0%, 9/1/34  142,123
659,302     Federal National Mortgage Association, 6.0%, 9/1/34  669,891
2,616,789   Federal National Mortgage Association, 6.0%, 9/1/34 2,658,816
122,757     Federal National Mortgage Association, 6.0%, 9/1/34  124,729
78,342      Federal National Mortgage Association, 6.0%, 9/15/3   79,723
15,350      Federal National Mortgage Association, 6.5%, 1/1/31   15,880
709         Federal National Mortgage Association, 6.5%, 1/1/31    733
716         Federal National Mortgage Association, 6.5%, 1/1/31    741
2,871       Federal National Mortgage Association, 6.5%, 1/1/33   2,970
59,549      Federal National Mortgage Association, 6.5%, 10/1/3   61,584
13,434      Federal National Mortgage Association, 6.5%, 10/1/3   13,893
13,190      Federal National Mortgage Association, 6.5%, 10/1/3   13,641
199,074     Federal National Mortgage Association, 6.5%, 10/1/3  205,693
1,030       Federal National Mortgage Association, 6.5%, 11/1/3   1,065
338,818     Federal National Mortgage Association, 6.5%, 12/1/3  350,401
47,926      Federal National Mortgage Association, 6.5%, 2/1/32   49,564
161,514     Federal National Mortgage Association, 6.5%, 2/1/32  166,884
160,912     Federal National Mortgage Association, 6.5%, 2/1/33  166,262
4,263       Federal National Mortgage Association, 6.5%, 2/1/33   4,397
31,423      Federal National Mortgage Association, 6.5%, 3/1/31   32,501
281,694     Federal National Mortgage Association, 6.5%, 3/1/32  291,059
9,851       Federal National Mortgage Association, 6.5%, 4/1/31   10,188
24,050      Federal National Mortgage Association, 6.5%, 4/1/34   24,763
92,177      Federal National Mortgage Association, 6.5%, 5/1/31   95,328
2,610       Federal National Mortgage Association, 6.5%, 5/1/31   2,699
26,335      Federal National Mortgage Association, 6.5%, 5/1/31   27,239
12,439      Federal National Mortgage Association, 6.5%, 5/1/31   12,808
292,545     Federal National Mortgage Association, 6.5%, 6/1/31  302,638
17,130      Federal National Mortgage Association, 6.5%, 6/1/31   17,717
656         Federal National Mortgage Association, 6.5%, 6/1/32    678
52,318      Federal National Mortgage Association, 6.5%, 7/1/29   54,188
24,760      Federal National Mortgage Association, 6.5%, 7/1/31   25,609
71,065      Federal National Mortgage Association, 6.5%, 7/1/31   73,504
233,119     Federal National Mortgage Association, 6.5%, 7/1/34  239,996
23,174      Federal National Mortgage Association, 6.5%, 8/1/31   23,966
11,809      Federal National Mortgage Association, 6.5%, 8/1/31   12,214
75,580      Federal National Mortgage Association, 6.5%, 9/1/31   78,163
52,452      Federal National Mortgage Association, 6.5%, 9/1/31   54,245
15,166      Federal National Mortgage Association, 6.5%, 9/1/31   15,686
92,227      Federal National Mortgage Association, 7.0%, 1/1/32   96,943
6,293       Federal National Mortgage Association, 7.0%, 12/1/3   6,615
21,572      Federal National Mortgage Association, 7.0%, 12/1/3   22,676
82,204      Federal National Mortgage Association, 7.0%, 12/1/3   86,408
122,890     Federal National Mortgage Association, 7.0%, 12/1/3  129,173
5,319       Federal National Mortgage Association, 7.0%, 3/1/12   5,559
42,529      Federal National Mortgage Association, 7.0%, 4/1/31   44,705
686,327     Federal National Mortgage Association, 7.0%, 5/1/22  717,457
26,427      Federal National Mortgage Association, 7.0%, 7/1/21   27,795
363,911     Federal National Mortgage Association, 7.0%, 8/1/22  379,616
1,074,629   Federal National Mortgage Association, 7.0%, 9/1/22 1,121,006
11,912      Federal National Mortgage Association, 7.0%, 9/1/31   12,521
71,024      Federal National Mortgage Association, 7.0%, 9/1/31   74,656
4,334       Federal National Mortgage Association, 7.5%, 4/1/30   4,681
5,278       Federal National Mortgage Association, 7.5%, 8/1/20   5,712
714         Federal National Mortgage Association, 8.0%, 1/1/31    774
1,788       Federal National Mortgage Association, 8.0%, 10/1/3   1,937
7,637       Federal National Mortgage Association, 8.0%, 2/1/29   8,326
1,513       Federal National Mortgage Association, 8.0%, 2/1/30   1,647
1,016       Federal National Mortgage Association, 8.0%, 2/1/30   1,106
26,258      Federal National Mortgage Association, 8.0%, 3/1/31   28,579
4,902       Federal National Mortgage Association, 8.0%, 4/1/20   5,311
1,919       Federal National Mortgage Association, 8.0%, 4/1/30   2,078
1,470       Federal National Mortgage Association, 8.0%, 5/1/31   1,592
1,485       Federal National Mortgage Association, 8.0%, 7/1/30   1,609
2,505,032   Federal National Mortgage Associatoin, 6.0%, 7/1/33 2,549,178
249,388     Government National Mortgage Assoication, 4.5%, 4/1  238,275
158,332     Government National Mortgage Assoication, 4.5%, 5/1  151,376
140,526     Government National Mortgage Association, 4.5%, 1/1  134,264
1,370,214   Government National Mortgage Association, 4.5%, 10/ 1,310,867
1,115,067   Government National Mortgage Association, 4.5%, 10/ 1,066,771
1,643,149   Government National Mortgage Association, 4.5%, 10/ 1,569,926
114,895     Government National Mortgage Association, 4.5%, 2/1  109,847
1,129,415   Government National Mortgage Association, 4.5%, 3/1 1,079,085
550,925     Government National Mortgage Association, 4.5%, 3/1  526,374
326,855     Government National Mortgage Association, 4.5%, 3/2  310,537
305,989     Government National Mortgage Association, 4.5%, 4/1  292,353
1,500,509   Government National Mortgage Association, 4.5%, 4/1 1,433,643
138,656     Government National Mortgage Association, 4.5%, 4/1  132,478
590,736     Government National Mortgage Association, 4.5%, 4/1  564,411
997,403     Government National Mortgage Association, 4.5%, 4/1  952,333
997,445     Government National Mortgage Association, 4.5%, 4/1  952,373
160,331     Government National Mortgage Association, 4.5%, 5/1  153,286
737,490     Government National Mortgage Association, 4.5%, 5/1  704,626
997,539     Government National Mortgage Association, 4.5%, 5/1  952,463
32,183      Government National Mortgage Association, 4.5%, 6/1   30,769
997,109     Government National Mortgage Association, 4.5%, 6/1  952,052
362,371     Government National Mortgage Association, 4.5%, 7/1  346,676
312,192     Government National Mortgage Association, 4.5%, 8/1  298,670
1,321,007   Government National Mortgage Association, 4.5%, 9/1 1,263,791
289,940     Government National Mortgage Association, 4.5%, 9/1  277,019
1,900,864   Government National Mortgage Association, 4.5%, 9/1 1,816,157
231,156     Government National Mortgage Association, 5.0%, 10/  235,167
344,998     Government National Mortgage Association, 5.0%, 4/1  339,058
1,571,389   Government National Mortgage Association, 5.0%, 4/1 1,543,840
781,302     Government National Mortgage Association, 5.0%, 5/1  767,361
108,856     Government National Mortgage Association, 5.0%, 6/1  106,948
7,482,517   Government National Mortgage Association, 5.0%, 6/1 7,347,832
762,625     Government National Mortgage Association, 5.0%, 7/1  774,667
10,167      Government National Mortgage Association, 5.0%, 7/1   10,328
6,185,597   Government National Mortgage Association, 5.0%, 7/1 6,074,256
4,988,417   Government National Mortgage Association, 5.0%, 7/1 4,898,625
530,312     Government National Mortgage Association, 5.0%, 9/1  521,429
1,072,292   Government National Mortgage Association, 5.5%, 1/1 1,075,352
404,389     Government National Mortgage Association, 5.5%, 10/  415,829
144,685     Government National Mortgage Association, 5.5%, 10/  145,234
837,011     Government National Mortgage Association, 5.5%, 10/  839,792
806,613     Government National Mortgage Association, 5.5%, 10/  808,915
710,188     Government National Mortgage Association, 5.5%, 10/  712,215
1,498,619   Government National Mortgage Association, 5.5%, 10/ 1,502,896
404,432     Government National Mortgage Association, 5.5%, 11/  415,747
1,789,145   Government National Mortgage Association, 5.5%, 11/ 1,795,090
1,017,027   Government National Mortgage Association, 5.5%, 11/ 1,019,612
1,907,188   Government National Mortgage Association, 5.5%, 11/ 1,912,036
127,157     Government National Mortgage Association, 5.5%, 12/  130,715
32,196      Government National Mortgage Association, 5.5%, 12/   32,303
315,859     Government National Mortgage Association, 5.5%, 2/1  316,761
1,042,989   Government National Mortgage Association, 5.5%, 2/1 1,045,966
496,501     Government National Mortgage Association, 5.5%, 2/1  497,723
510,239     Government National Mortgage Association, 5.5%, 2/1  511,536
10,487      Government National Mortgage Association, 5.5%, 4/1   10,767
1,176,546   Government National Mortgage Association, 5.5%, 4/2 1,175,519
2,219,466   Government National Mortgage Association, 5.5%, 5/1 2,225,107
113,495     Government National Mortgage Association, 5.5%, 6/1  113,925
721,339     Government National Mortgage Association, 5.5%, 6/1  723,398
521,209     Government National Mortgage Association, 5.5%, 7/1  523,186
241,448     Government National Mortgage Association, 5.5%, 7/1  242,364
2,672,507   Government National Mortgage Association, 5.5%, 7/1 2,681,388
3,739,722   Government National Mortgage Association, 5.5%, 7/1 3,750,396
1,205,792   Government National Mortgage Association, 5.5%, 8/1 1,238,020
1,111,931   Government National Mortgage Association, 5.5%, 8/1 1,141,650
83,942      Government National Mortgage Association, 5.5%, 8/1   84,261
112,867     Government National Mortgage Association, 5.5%, 8/1  113,295
218,641     Government National Mortgage Association, 5.5%, 8/1  219,470
1,181,107   Government National Mortgage Association, 5.5%, 9/1 1,185,585
67,157      Government National Mortgage Association, 6.0%, 1/1   69,413
154,317     Government National Mortgage Association, 6.0%, 1/1  159,406
331,470     Government National Mortgage Association, 6.0%, 1/1  337,492
642,391     Government National Mortgage Association, 6.0%, 1/1  654,618
188,123     Government National Mortgage Association, 6.0%, 10/  191,599
284,733     Government National Mortgage Association, 6.0%, 10/  289,906
891,287     Government National Mortgage Association, 6.0%, 10/  906,922
2,390,250   Government National Mortgage Association, 6.0%, 10/ 2,429,908
263,100     Government National Mortgage Association, 6.0%, 11/  268,318
92,764      Government National Mortgage Association, 6.0%, 11/   94,478
719,888     Government National Mortgage Association, 6.0%, 11/  732,516
366         Government National Mortgage Association, 6.0%, 12/    367
172,929     Government National Mortgage Association, 6.0%, 2/1  176,070
4,401,633   Government National Mortgage Association, 6.0%, 2/1 4,473,343
261,467     Government National Mortgage Association, 6.0%, 3/1  270,253
293,137     Government National Mortgage Association, 6.0%, 3/1  302,987
11,028      Government National Mortgage Association, 6.0%, 3/1   11,232
631,722     Government National Mortgage Association, 6.0%, 3/1  643,199
260,905     Government National Mortgage Association, 6.0%, 3/1  265,644
758,201     Government National Mortgage Association, 6.0%, 3/1  771,975
1,528,129   Government National Mortgage Association, 6.0%, 3/1 1,555,890
697,088     Government National Mortgage Association, 6.0%, 3/1  710,412
1,463,715   Government National Mortgage Association, 6.0%, 3/1 1,491,932
71,171      Government National Mortgage Association, 6.0%, 4/1   73,563
2,427       Government National Mortgage Association, 6.0%, 4/1   2,508
226,080     Government National Mortgage Association, 6.0%, 4/1  233,607
341,598     Government National Mortgage Association, 6.0%, 4/1  347,804
166,298     Government National Mortgage Association, 6.0%, 4/1  169,319
414,324     Government National Mortgage Association, 6.0%, 5/1  428,247
360,627     Government National Mortgage Association, 6.0%, 5/1  372,745
531,714     Government National Mortgage Association, 6.0%, 5/1  541,373
70,962      Government National Mortgage Association, 6.0%, 6/1   73,347
43,299      Government National Mortgage Association, 6.0%, 6/1   44,086
728,036     Government National Mortgage Association, 6.0%, 7/1  715,842
6,891       Government National Mortgage Association, 6.0%, 8/1   7,139
221,632     Government National Mortgage Association, 6.0%, 8/1  225,728
45,081      Government National Mortgage Association, 6.0%, 8/1   46,001
3,056,302   Government National Mortgage Association, 6.0%, 8/1 3,104,338
619,612     Government National Mortgage Association, 6.0%, 9/1  640,045
1,209,421   Government National Mortgage Association, 6.0%, 9/1 1,233,659
251,037     Government National Mortgage Association, 6.0%, 9/1  255,676
90,846      Government National Mortgage Association, 6.0%, 9/1   92,524
56,307      Government National Mortgage Association, 6.0%, 9/1   57,330
261,436     Government National Mortgage Association, 6.0%, 9/1  266,186
307,871     Government National Mortgage Association, 6.0%, 9/1  313,272
705,664     Government National Mortgage Association, 6.0%, 9/1  718,043
3,493,937   Government National Mortgage Association, 6.0%, 9/1 3,551,951
66,094      Government National Mortgage Association, 6.5%, 1/1   68,075
499,994     Government National Mortgage Association, 6.5%, 1/1  514,348
2,034,421   Government National Mortgage Association, 6.5%, 1/1 2,091,411
21,503      Government National Mortgage Association, 6.5%, 1/1   22,107
259,863     Government National Mortgage Association, 6.5%, 1/1  266,836
145,868     Government National Mortgage Association, 6.5%, 1/1  149,783
12,809      Government National Mortgage Association, 6.5%, 1/1   13,140
170,328     Government National Mortgage Association, 6.5%, 10/  175,324
533,596     Government National Mortgage Association, 6.5%, 10/  549,248
30,219      Government National Mortgage Association, 6.5%, 10/   31,106
467,701     Government National Mortgage Association, 6.5%, 10/  481,127
7,648       Government National Mortgage Association, 6.5%, 10/   7,860
26,855      Government National Mortgage Association, 6.5%, 11/   27,643
309,086     Government National Mortgage Association, 6.5%, 11/  317,779
1,885,103   Government National Mortgage Association, 6.5%, 12/ 1,938,294
7,549       Government National Mortgage Association, 6.5%, 2/1   7,776
31,774      Government National Mortgage Association, 6.5%, 2/1   32,725
165,399     Government National Mortgage Association, 6.5%, 2/1  170,148
328,082     Government National Mortgage Association, 6.5%, 2/1  336,886
45,490      Government National Mortgage Association, 6.5%, 3/1   46,853
209,458     Government National Mortgage Association, 6.5%, 3/1  215,733
51,497      Government National Mortgage Association, 6.5%, 3/1   53,040
67,842      Government National Mortgage Association, 6.5%, 3/1   69,832
86,764      Government National Mortgage Association, 6.5%, 3/1   89,254
404,077     Government National Mortgage Association, 6.5%, 4/1  415,930
25,072      Government National Mortgage Association, 6.5%, 4/1   25,792
133,622     Government National Mortgage Association, 6.5%, 4/1  137,082
594         Government National Mortgage Association, 6.5%, 5/1    612
314,288     Government National Mortgage Association, 6.5%, 5/1  323,431
15,874      Government National Mortgage Association, 6.5%, 5/1   16,349
107,528     Government National Mortgage Association, 6.5%, 5/1  110,552
94,217      Government National Mortgage Association, 6.5%, 5/1   96,860
48,470      Government National Mortgage Association, 6.5%, 5/1   49,861
95,269      Government National Mortgage Association, 6.5%, 5/1   97,915
37,676      Government National Mortgage Association, 6.5%, 6/1   38,781
81,464      Government National Mortgage Association, 6.5%, 6/1   83,803
536,215     Government National Mortgage Association, 6.5%, 6/1  550,603
92,223      Government National Mortgage Association, 6.5%, 6/1   94,611
970,008     Government National Mortgage Association, 6.5%, 7/1  997,855
183,395     Government National Mortgage Association, 6.5%, 7/1  188,660
395,467     Government National Mortgage Association, 6.5%, 7/1  405,708
858,797     Government National Mortgage Association, 6.5%, 7/1  881,036
20,410      Government National Mortgage Association, 6.5%, 8/1   21,269
177,012     Government National Mortgage Association, 6.5%, 8/1  182,205
152,243     Government National Mortgage Association, 6.5%, 8/1  156,614
26,691      Government National Mortgage Association, 6.5%, 8/1   27,457
126,135     Government National Mortgage Association, 6.5%, 9/1  129,756
37,347      Government National Mortgage Association, 6.5%, 9/1   38,349
42,268      Government National Mortgage Association, 7.0%, 10/   44,454
171,218     Government National Mortgage Association, 7.0%, 11/  180,589
67,979      Government National Mortgage Association, 7.0%, 11/   71,699
20,424      Government National Mortgage Association, 7.0%, 12/   21,534
10,365      Government National Mortgage Association, 7.0%, 12/   10,912
34,827      Government National Mortgage Association, 7.0%, 2/1   36,665
6,538       Government National Mortgage Association, 7.0%, 4/1   6,894
83,457      Government National Mortgage Association, 7.0%, 4/1   87,933
18,027      Government National Mortgage Association, 7.0%, 4/1   18,960
223,431     Government National Mortgage Association, 7.0%, 5/1  234,895
69,712      Government National Mortgage Association, 7.0%, 6/1   73,317
123,708     Government National Mortgage Association, 7.0%, 6/1  130,237
15,442      Government National Mortgage Association, 7.0%, 7/1   16,248
5,478       Government National Mortgage Association, 7.0%, 8/1   5,776
630,560     Government National Mortgage Association, 7.0%, 8/1  663,169
37,418      Government National Mortgage Association, 7.0%, 9/1   39,181
68,924      Government National Mortgage Association, 7.0%, 9/1   72,488
104,763     Government National Mortgage Association, 7.5%, 12/  112,850
10,614      Government National Mortgage Association, 7.5%, 2/1   11,463
17,971      Government National Mortgage Association, 7.5%, 2/1   19,358
22,677      Government National Mortgage Association, 7.5%, 8/1   23,695
22,492      Government National Mortgage Association, 7.5%, 8/1   24,254
2,020       Government National Mortgage Association, 7.75%, 11   2,201
10,138      Government National Mortgage Association, 7.75%, 2/   11,050
16,316      Government National Mortgage Association, 8.0%, 5/1   17,068
361,560     Government National Mortgage Association, I, 6.0%,   368,580
38,399      Government National Mortgage Association, I, 7.0%,    40,426
59,121      Government National Mortgage Association, I, 7.0%,    62,178
18,416      Government National Mortgage Association, I, 7.5%,    19,860
1,750,469   Government National Mortgage Association, II, 4.5%, 1,663,083
674,728     Government National Mortgage Association, II, 4.5%,  641,379
825,196     Government National Mortgage Association, II, 5.5%,  844,664
138,662     Government National Mortgage Association, II, 5.5%,  138,541
1,293,922   Government National Mortgage Association, II, 5.5%, 1,292,791
8,149       Government National Mortgage Association, II, 6.5%,   8,378
3,704       Government National Mortgage Association, II, 6.5%,   3,808
106,933     Government National Mortgage Association, II, 6.5%,  109,938
266,103     Government National Mortgage Association, II, 7.0%,  278,632
234,989     Government National Mortgage Association, II, 7.0%,  246,227
8,274       Government National Mortgage Association, II, 7.0%,   8,657
1,750,000   U.S. Treasury Bonds, 3.625%, 5/15/13 (b)            1,804,551
1,420,000   U.S. Treasury Bonds, 3.875%, 5/15/18                1,429,318
1,500,000   U.S. Treasury Bonds, 4.25%, 11/15/13 (b)            1,594,922
2,000,000   U.S. Treasury Bonds, 4.375%, 2/15/38 (b)            2,025,468
3,750,000   U.S. Treasury Bonds, 6.25%, 8/15/23 (b)             4,502,636
14,572,000  U.S. Treasury Inflation Notes, 0.0%, 11/15/13 (b)   12,448,889
500,000     U.S. Treasury Inflation Notes, 0.0%, 5/15/13         435,331
3,570,720   U.S. Treasury Inflation Notes, 2.0%, 1/15/14 (b)    3,563,468
625,000     U.S. Treasury Notes, 4.0%, 2/15/15 (b)               656,348
840,000     U.S. Treasury Notes, 5.5%, 8/15/28                   956,740
450,000     U.S. Treasury Notes, 7.875%, 2/15/21                 604,934
                                                               $383,708,193
            Total Government                                   $383,708,193
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost  $380,678,665)                               $385,158,361

            Municipal Bonds - 1.0 %
            Government - 1.0 %
            Municipal  Higher Education - 1.0 %
4,380,000   California State University Revenue, 5.0%, 11/1/39 $4,009,802
4,600,000   Conneticut State Health & Educational, 5.0%, 7/1/42 4,397,692
                                                               $8,407,494
            Municipal Tobacco - 0.0 %
315,000     Tobacco Settlement Authority Iowa, 6.79%, 6/1/10   $ 323,206
            TOTAL MUNICIPAL BONDS                              $8,730,700
            (Cost  $9,133,679)                                 $8,730,700

            Senior Secured Floating Rate Loan Interests - 6.7 %
            Energy - 0.5 %
            Integrated Oil & Gas - 0.2 %
1,800,000   Hudson Products Holdings, Inc., Term Loan 8.0% 8/24$1,737,000
            Oil & Gas Exploration & Production - 0.3 %
2,937,887   Calpine Corp., First Priority Term, 6.645%, 3/29/09$2,509,445
            Total Energy                                       $4,246,445
            Materials - 0.5 %
            Paper Packaging - 0.5 %
2,381,864   Graham Packaging Co., New Term Loan, 5.0591%, 10/7/$2,135,242
2,956,359   Graphic Packaging International, Incremental Term,  2,648,897
                                                               $4,784,139
            Total Materials                                    $4,784,139
            Capital Goods - 0.4 %
            Aerospace & Defense - 0.3 %
3,410,210   Aeroflex, Inc., Tranche B-1 Term, 6.0625%, 8/15/14 $3,128,222
            Industrial Machinery - 0.1 %
912,849     Accuride Corp., Term Advance, 6.7254%, 1/31/12     $ 797,221
            Total Capital Goods                                $3,925,443
            Commercial Services & Supplies - 0.6 %
            Environmental & Facilities Services - 0.6 %
2,977,387   Synagro Technologies, Inc., Term Loan, 4.8124%, 4/2$2,411,683
2,534,519   Waste Services, Inc., Tranche E Term, 7.74%, 3/31/1 2,525,015
                                                               $4,936,698
            Total Commercial Services & Supplies               $4,936,698
            Transportation - 0.2 %
            Air Freight & Couriers - 0.2 %
402,514     TNT Logistics, Additional Pre-funded Loan, 3.6619%,$ 362,766
1,214,127   TNT Logistics, U.S. Term Loan, 6.7038%, 11/4/13     1,094,232
                                                               $1,456,998
            Total Transportation                               $1,456,998
            Automobiles & Components - 0.3 %
            Tires & Rubber - 0.3 %
3,440,000   Goodyear Tire & Rubber Co., Second Lien Loan, 4.54%$2,927,440
            Total Automobiles & Components                     $2,927,440
            Consumer Durables & Apparel - 0.1 %
            Housewares & Specialties - 0.1 %
1,308,439   Jarden Corp., Term Loan B3, 6.2619%, 1/24/12       $1,185,773
            Total Consumer Durables & Apparel                  $1,185,773
            Consumer Services - 0.4 %
            Casinos & Gaming - 0.4 %
1,548,060   Fontaineblue Las Vegas, Initial Term Loan, 6.065%, $ 940,446
774,030     Fontaineblue Las Vegas, Delayed Draw, 2.0%, 5/17/14  470,223
1,960,824   Gateway Casinos & Entertainment, Term Advance, 5.28 1,421,902
395,128     Gateway Casinos & Entertainment, Delaed Draw, 5.283  285,809
                                                               $3,118,380
            Total Consumer Services                            $3,118,380
            Media - 0.3 %
            Broadcasting - 0.3 %
972,909     Knology, Inc., Term Loan, 5.0375%, 4/30/12         $ 870,753
3,300,000   Univision Communication, Inc., Initial Term Loan, 5 2,140,050
                                                               $3,010,803
            Total Media                                        $3,010,803
            Retailing - 0.1 %
            Internet Retail - 0.1 %
1,358,000   Ticketmaster, Term B Loan, 6.64%, 7/22/14          $1,290,100
            Total Retailing                                    $1,290,100
            Health Care Equipment & Services - 1.1 %
            Health Care Facilities - 0.6 %
1,709,567   CHS/Community Health Systems, Inc., Funded Term, 5.$1,504,419
87,433      CHS/Community Health Sys, Inc., Delayed Draw, 1.0%,   76,941
2,849,250   HCA, Inc., Tranche B Term, 6.0119%, 11/7/13         2,505,559
160,737     Sun Health Care Group, Inc., Delayed Draw, 5.4221%,  146,271
265,517     Sun Health Care Group, Inc., Synthetic LC, 3.6619%,  241,621
1,169,821   Sun Health Care Group, Inc., Term Loan, 4.8037%, 4/ 1,064,537
                                                               $5,539,348
            Health Care Services - 0.2 %
2,836,898   Cardinal Health (PTS Acquistion), Dollar Term Loan,$2,276,611
            Health Care Supplies - 0.2 %
360,000     Bausch & Lomb, Delayed Draw, 4.7071%, 4/24/15      $ 335,100
1,432,800   Bausch & Lomb, Term Loan, 7.0119%, 4/24/15          1,331,464
                                                               $1,666,564
            Total Health Care Equipment & Services             $9,482,523
            Pharmaceuticals & Biotechnology - 0.6 %
            Life Sciences Tools & Services - 0.1 %
1,050,000   Invitrogen Corp., Term Loan B, 3.0% 6/11/16        $1,027,469
            Pharmaceuticals - 0.5 %
4,180,172   Talecris Biotherapeutics Holdings, First Term Lien,$3,992,064
            Total Pharmaceuticals & Biotechnology              $5,019,533
            Diversified Financials - 0.6 %
            Diversified Financial Services - 0.5 %
5,572,000   Metavante Corp., Term Loan, 4.5506%, 11/1/14       $5,168,030
            Total Diversified Financials                       $5,168,030
            Software & Services - 0.1 %
            Systems Software - 0.1 %
1,039,395   Macrovision Solutions Corp., Term Loan, 7.1471%, 5/$ 987,425
            Total Software & Services                          $ 987,425
            Technology Hardware & Equipment - 0.2 %
            Computer Storage & Peripherals - 0.2 %
2,431,439   Sungard Data Systems, Inc., New U.S. Term, 4.5525%,$2,127,591
            Total Technology Hardware & Equipment              $2,127,591
            Semiconductors - 0.1 %
            Semiconductor Equipment - 0.1 %
332,310     Flextronics Semiconductor, A-1-A Delayed Draw, 5.04$ 284,541
1,156,440   Flextronics Semiconductor, A Closing Date Loan, 5.0  990,202
                                                               $1,274,743
            Total Semiconductors                               $1,274,743
            Telecommunication Services - 0.3 %
            Integrated Telecommunication Services - 0.3 %
241,440     Telesat Canda, U.S. Term II Loan, 6.5935%, 10/24/14$ 217,054
2,811,074   Telesat Canda, U.S. Term I Loan, 5.8515%, 10/24/14  2,527,155
                                                               $2,744,209
            Total Telecommunication Services                   $2,744,209
            Utilities - 0.2 %
            Electric Utilities - 0.2 %
1,980,000   Texas Competitive Electric Holdings, Initial Tranch$1,680,540
            Total Utilities                                    $1,680,540
            TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
            (Cost  $64,214,734)                                $59,366,813

            TEMPORARY CASH INVESTMENTS - 4.8 %
            Securities Lending Collateral  - 4.8%
            Certificates of Deposit:
737,517     Citibank, 2.73%, 10/30/08                          $ 737,517
737,517     Abbey National Plc, 3.15%, 8/13/09                   737,517
737,866     Banco Santander NY, 3.09%, 12/22/08                  737,866
737,342     Bank of Nova Scotia, 3.18%, 5/5/09                   737,342
265,426     Bank of Scotland NY, 2.89%, 11/4/08                  265,426
1,177,765   Bank of Scotland NY, 3.03%, 6/5/09                  1,177,765
1,327,530   Barclays Bank, 3.18%, 5/27/09                       1,327,530
1,475,033   BNP Paribas NY,  2.72% 11/3/08                      1,475,033
147,305     Calyon NY, 2.69%, 1/16/09                            147,305
86,896      Calyon NY, 2.69%, 1/16/09                             86,896
1,327,530   DNB NOR Bank ASA NY, 2.9%, 6/8/09                   1,327,530
1,351,130   Intesa SanPaolo S.p.A., 2.72%, 5/22/09              1,351,130
85,327      NORDEA NY, 2.72%, 4/9/09                              85,327
70,753      NORDEA NY, 2.73%, 12/1/08                             70,753
1,106,275   Royal Bank of Canada NY, 3.0%, 8/7/09               1,106,275
737,517     Bank of Scotland NY, 3.06%, 3/5/09                   737,517
442,592     Bank of Scotland NY, 2.96%, 11/3/08                  442,592
1,475,033   Societe Generale, 3.28%, 9/4/09                     1,475,033
147,289     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09        147,289
1,327,530   Svenska Bank NY, 2.7%, 7/8/09                       1,327,530
442,510     Toronto Dominion Bank NY, 2.75%, 11/5/08             442,510
737,517     Wachovia Corp., 2.79%, 10/30/08                      737,517
147,430     Wachovia Corp., 2.85%, 10/28/08                      147,430
                                                               $16,828,629
            Commercial Paper:
1,448,483   American Honda Finance Corp., 2.92%, 7/14/09       $1,448,483
1,471,262   ANZ Bank, 2.64%, 11/5/08                            1,471,262
1,475,033   Commonwealth Bank Australia, 3.02%, 7/16/09         1,475,033
147,043     Dexdel, 2.7%, 11/10/08                               147,043
1,467,960   JP Morgan Chase & Co., 1.42%, 12/3/08               1,467,960
147,121     Met Life, Inc., 2.7%, 11/3/08                        147,121
442,474     John Deere Capital Corp., 2.82%, 12/12/08            442,474
1,475,033   HSBC USA, Inc., 3.2%, 8/14/09                       1,475,033
1,475,033   Monumental Global Funding, Ltd., 3.2%, 8/17/09      1,475,033
1,327,530   New York Life Global, 2.98%, 9/4/09                 1,327,530
140,436     Bank Bovespa NY, 2.79%, 3/12/09                      140,436
663,688     General Electric Capital Corp., 4.24%, 1/5/09        663,688
737,342     General Electric Capital Corp., 2.82%, 3/16/09       737,342
737,517     CME Group, Inc., 3.0%, 8/6/09                        737,517
272,796     IBM, 3.18%, 2/13/09                                  272,796
737,517     IBM, 3.18%, 6/26/09                                  737,517
1,327,530   Met Life Global Funding, 3.19%, 6/12/09             1,327,530
737,151     Macquarie Bank, Ltd., 2.55%, 10/8/08                 737,151
737,151     Macquarie Bank, Ltd., 2.55%, 10/8/08                 737,151
1,475,033   U.S. Bank, 2.912%, 8/24/09                          1,475,033
1,253,778   Westpac Banking Corp., 3.74%, 6/1/09                1,253,778
                                                               $19,696,911
            Tri-party Repurchase Agreements:
2,950,067   ABN Amro, 1.85%, 10/1/08                           $2,950,067
1,651,300   Barclays Capital Markets, 2.11%, 9/2/08             1,651,300
1,228,349   Deutsche Bank, 2.0%, 10/1/08                        1,228,349
                                                               $5,829,715
            Other:
163,474     ABS CFAT 2008-A A1, 3.005%, 4/27/09                $ 163,474
            Total Securities Lending Collateral                $42,518,729
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $42,518,729)                                $42,518,729

            TOTAL INVESTMENT IN SECURITIES - 103.3%
            (Cost  $965,445,274)                               $910,548,836

            OTHER ASSETS AND LIABILITIES - 3.3%                $(28,620,190)

            TOTAL NET ASSETS - 100.0%                          $881,928,646

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
            September 30, 2008, the value of these securities amounted to $80,233,615 or 9.1% of total net assets.

(a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $965,445,274 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost            $9,813,624

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value           (64,710,062)

            Net unrealized gain                                $(54,896,438)

(b)         At September 30, 2008, the following securities were out on loan:

Principal
Amount                          Description                       Value
14,297,000  U.S. Treasury Inflation Notes, 0.0%, 11/15/13       12,152,450
2,237,000   C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49  2,080,410
2,202,000   C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 2,047,860
1,440,000   Korea Development Bank, 5.3%, 1/17/13               1,425,600
2,000,000   MBIA, Inc., Floating Rate Note, 1/15/33 (144A)      1,160,000
1,000,000   National Rural Utilities Corp., 5.45%, 2/1/18        930,000
3,509,000   Sally Holdings, 9.25%, 11/15/14 (144A)              3,298,460
1,200,000   Station Casinos, Inc., 6.625%, 3/15/18               324,000
3,350,000   U.S. Treasury Bonds, 6.25%, 8/15/23                 4,020,000
1,900,000   U.S. Treasury Bonds, 4.375%, 2/15/38                1,919,000
250,000     U.S. Treasury Bonds, 3.625%, 5/15/13                 257,500
1,485,000   U.S. Treasury Bonds, 4.25%, 11/15/13                1,574,100
2,970,000   U.S. Treasury Inflation Notes, 2.0%, 1/15/14        2,970,000
618,000     U.S. Treasury Notes, 4.0%, 2/15/15                   648,900
1,260,000   Wells Fargo Capital, 9.75%, 12/29/49                1,222,200
            Total                                              $36,030,480

            FAS 157 Footnote Disclosures
            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments   Other Financial
                                             in Securities   Instruments
Level 1 - Quoted Prices                       $30,022,605       0
Level 2 - Other Significant Observable Inputs  880,526,231      0
Level 3 - Significant Unobservable Inputs          0            0
Total                                         $910,548,836      0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.